Note 7 (Tables)	6 Months Ended
Jun. 30, 2021
Fair value of financial instruments [Abstract]
Carrying Value And Fair Value [Table Text Block]	Below is a comparison of the carrying amount of the Group’s financial instruments in the accompanying condensed consolidated balance sheets and their respective fair values as of June 30, 2021 and December 31, 2020:

Fair Value and Carrying Amount (Millions of euros)
		June 2021		December 2020
	Notes	Carrying Amount	Fair Value	Carrying Amount	Fair Value
ASSETS
Cash, cash balances at central banks and other demand deposits	8	61,687	61,687	65,520	65,520
Financial assets held for trading	9	105,523	105,523	108,257	108,257
Non-trading financial assets mandatorily at fair value through profit or loss	10	5,742	5,742	5,198	5,198
Financial assets designated at fair value through profit or loss	11	1,107	1,107	1,117	1,117
Financial assets at fair value through other comprehensive income	12	73,186	73,186	69,440	69,440
Financial assets at amortized cost	13	368,026	374,126	367,668	374,267
Derivatives – Hedge accounting	14	1,530	1,530	1,991	1,991
LIABILITIES
Financial liabilities held for trading	9	82,862	82,862	86,488	86,488
Financial liabilities designated at fair value through profit or loss	11	9,811	9,811	10,050	10,050
Financial liabilities at amortized cost	21	479,618	481,619	490,606	491,006
Derivatives – Hedge accounting	14	2,384	2,384	2,318	2,318

Financial Instruments At Fair Value By Levels [Table Text Block]
The following table shows the financial instruments in the accompanying condensed consolidated balance sheets, broken down by the measurement technique used to determine their fair value as of June 30, 2021 and December 31, 2020:

Fair Value of financial Instruments by Levels (Millions of Euros)
		June 2021			December 2020
	Notes	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	8	61,511	—	176	65,355	—	165
Financial assets held for trading	9	31,858	68,621	5,045	32,555	73,856	1,847
Loans and advances		1,274	31,599	4,548	2,379	28,659	1,609
Debt securities		12,638	12,157	321	12,790	11,123	57
Equity instruments		14,276	—	38	11,367	31	60
Derivatives		3,669	24,865	138	6,019	34,043	121
Non-trading financial assets mandatorily at fair value through profit or loss	10	2,432	2,212	1,099	3,826	381	992
Loans and advances		200	—	522	210	—	499
Debt securities		—	166	27	4	324	28
Equity instruments		2,232	2,045	549	3,612	57	465
Financial assets designated at fair value through profit or loss	11	940	157	9	939	178	—
Loans and advances		—	—	—	—	—	—
Debt securities		940	157	9	939	178	—
Equity instruments		—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	12	63,363	9,089	734	60,976	7,866	598
Loans and advances		27	—	—	33	—	—
Debt securities		62,133	9,052	626	59,982	7,832	493
Equity instruments		1,203	37	108	961	34	105
Financial assets at amortized cost	13	32,608	13,033	328,484	35,196	15,066	324,005
Derivatives – Hedge accounting	14	69	1,452	9	120	1,862	8
LIABILITIES
Financial liabilities held for trading	9	24,286	56,578	1,998	27,587	58,045	856
Deposits		9,658	31,729	1,661	8,381	23,495	621
Trading derivatives		4,218	24,774	336	7,402	34,046	232
Short positions		10,410	75	—	11,805	504	3
Financial liabilities designated at fair value through profit or loss	11	1	8,329	1,481	—	8,558	1,492
Customer deposits		—	852	—	—	902	—
Debt certificates		1	2,262	1,481	—	3,038	1,492
Other financial liabilities		—	5,214	—	—	4,617	—
Financial liabilities at amortized cost	21	89,092	242,661	149,866	90,839	255,278	144,889
Derivatives – Hedge accounting	14	32	2,325	26	53	2,250	15